Pillsbury Winthrop Shaw Pittman LLP

50 Fremont Street | San Francisco, CA 94105-2228 | tel 415.983.1000 | fax 415.983.1200

MAILING ADDRESS: P. O. Box 7880 | San Francisco, CA 94120-7880

Justin D. Hovey

Phone: 415.983.6117

justin.hovey@pillsburylaw.com

August 1, 2008

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Potlatch Forest Products Corporation (to be renamed Clearwater Paper Corporation)
Registration Statement on Form 10

Ladies and Gentlemen:

On behalf of Potlatch Forest Products Corporation, a Delaware corporation to be renamed Clearwater Paper Corporation (the “Company”), transmitted herewith through the Securities and Exchange Commission’s EDGAR filing system is the Company’s Registration Statement on Form 10 (the “Registration Statement”) relating to the proposed spin-off of the Company by Potlatch Corporation, a Delaware corporation, and the registration under the Securities Exchange Act of 1934, as amended, of the Company’s common stock.

If you wish to discuss the Registration Statement being submitted herewith at any time, or if there is anything we can do to facilitate the Staff’s processing of this filing, please feel free to contact me at (415) 983-6117.

Very truly yours,

/s/ Justin D. Hovey

Justin D. Hovey